- LOAN FROM DIRECTOR	6 Months Ended
Jun. 30, 2016
- LOAN FROM DIRECTOR [Abstract]
- LOAN FROM DIRECTOR

NOTE 4 - LOAN FROM DIRECTOR

As of June 30, 2016 our sole director has loaned to the Company $2,359. This loan is unsecured, non-interest bearing and due on demand.

The balance due to the director was $2,359 as of June 30, 2016.

WIKE CORP.

NOTES TO THE UNAUDITED FINANCIAL STATEMENTS

JUNE 30, 2016